Taxes (Details) - Schedule of deferred tax asset - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Asset [Abstract]
Provision of doubtful accounts	$ 531,902	$ 323,107
Tax loss carried forwards	5,443,492	4,482,385
Valuation allowance on tax losses	(5,975,394)	(4,805,492)
Deferred tax assets, net